CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 6,792		$ 5,478
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	36,860,304	36,860,304	36,580,345	36,580,345
Ordinary shares, shares outstanding	35,608,730	35,608,730	35,328,771	35,328,771
Treasury shares, shares	1,251,574	1,251,574	1,251,574	1,251,574